Pension schemes - Summary of fair value of scheme asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets
Equities	£ 421	£ 434
Liability matching assets	2,500	2,564
Property funds and ground leases	172	406
Direct lending and multi-asset credit funds	333	229
Cash and cash equivalents	110	125
Other	8	13
Total	3,544	3,771
With quoted prices in active market
Disclosure of fair value of plan assets
Liability matching assets	2,049	2,169
Cash and cash equivalents	44	83
United Kingdom
Disclosure of fair value of plan assets
Equities	419	431
Liability matching assets	1,716	1,760
Property funds and ground leases	172	406
Direct lending and multi-asset credit funds	333	229
Cash and cash equivalents	96	98
Other	8	13
Total	2,744	2,937
Asset backed securities	481	247
Other credit assets	487	452
Government bonds	1,881	1,962
Forward foreign currency exchange contracts	(2)	(4)
Short-term sale and repurchase agreements	(1,131)	(910)
United States
Disclosure of fair value of plan assets
Equities	2	3
Liability matching assets	784	804
Cash and cash equivalents	14	27
Total	£ 800	£ 834